1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

Allison M. Fumai allison.fumai@dechert.com +1 212 698 3526 Direct +1 212 698 3599 Fax

January 15, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Lazard Active ETF Trust

Dear Sir or Madam:

Enclosed for filing on behalf of Lazard Active ETF Trust (the “Trust”) is the Trust’s initial registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”) on Form N-1A (“Registration Statement”). The Registration Statement relates to Lazard Emerging Markets Opportunities ETF, Lazard Equity Megatrends ETF, Lazard International Dynamic Equity ETF, Lazard Japanese Equity ETF, Lazard Next Gen Technologies ETF, each a series of the Trust. The Trust also has separately filed a Notification of Registration under the 1940 Act on Form N-8A today.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

Please contact me at (212) 698-3526 or Vince Nguyen at (212) 698-3566 with any comments or questions concerning this filing.

Very truly yours,

/s/ Allison Fumai
Allison Fumai